INTEREST EXPENSE	12 Months Ended
Dec. 31, 2015
INTEREST EXPENSE
INTEREST EXPENSE

11) INTEREST EXPENSE

($ thousands)	2015	2014	2013

Realized:
Interest on bank debt and senior notes	$66,456	$62,240	$56,716
Unrealized:
Cross currency interest rate swap (gain)/loss	–	580	1,306
Interest rate swap (gain)/loss	–	–	(478)
Amortization of debt issue costs	922	968	793

Interest expense	$67,378	$63,788	$58,337